Financial risk management and financial instruments - Contractual Cash Flows (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Financial risk management and financial instruments
Contractual cash flows, financial assets	R 72,160	R 48,629
Contractual cash flows, non-derivative liabilities	(271,737)	(214,569)
Contractual cash flows, financial liabilities	(290,267)	(218,743)
Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	66,361	42,464
Contractual cash flows, non-derivative liabilities	(71,874)	(39,356)
Contractual cash flows, financial liabilities	(84,911)	(42,255)
One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	3,255	4,779
Contractual cash flows, non-derivative liabilities	(157,178)	(138,453)
Contractual cash flows, financial liabilities	(159,938)	(139,482)
More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	2,544	1,386
Contractual cash flows, non-derivative liabilities	(42,685)	(36,760)
Contractual cash flows, financial liabilities	(45,418)	(37,006)
Long-term debt
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(188,940)	(157,965)
Long-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(24,213)	(7,025)
Long-term debt | One to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(147,859)	(134,318)
Long-term debt | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(16,868)	(16,622)
Bonds, revolving credit facility and term loan | One to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(126,000)	(131,000)
Lease liabilities
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(38,187)	(25,480)
Lease liabilities | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(3,051)	(1,207)
Lease liabilities | One to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(9,319)	(4,135)
Lease liabilities | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(25,817)	(20,138)
Short-term debt
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(21,888)	(1,239)
Short-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(21,888)	(1,239)
Trade and other payables
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(21,164)	(28,501)
Trade and other payables | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(21,164)	(28,501)
Bank overdraft
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(645)	(58)
Bank overdraft | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(645)	(58)
Financial guarantees
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(913)	(1,326)
Financial guarantees | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(913)	(1,326)
Foreign exchange contracts
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(8,770)	(2,190)
Foreign exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(8,770)	(2,190)
Interest rate swap
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(4,143)	(1,488)
Interest rate swap | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(780)	(213)
Interest rate swap | One to five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(2,631)	(1,029)
Interest rate swap | More than five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(732)	(246)
Foreign exchange zero cost collars
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(2,861)	(3)
Foreign exchange zero cost collars | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(2,861)	(3)
Crude oil zero cost collar
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(174)
Crude oil zero cost collar | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(174)
Ethane swap options
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(230)	(456)
Ethane swap options | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(230)	(456)
Crude oil futures
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(66)	(27)
Crude oil futures | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(66)	(27)
Other currency derivatives
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(2,183)
Other currency derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(53)
Other currency derivatives | One to five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(129)
Other currency derivatives | More than five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(2,001)
Other commodity derivatives
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(103)	(10)
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(103)	(10)
Non-derivative instruments
Financial risk management and financial instruments
Contractual cash flows, financial assets	62,747	45,838
Non-derivative instruments | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	56,948	39,688
Non-derivative instruments | One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	3,255	4,771
Non-derivative instruments | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	2,544	1,379
Long-term receivables
Financial risk management and financial instruments
Contractual cash flows, financial assets	5,799	5,582
Long-term receivables | One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	3,255	4,203
Long-term receivables | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	2,544	1,379
Trade and other receivables
Financial risk management and financial instruments
Contractual cash flows, financial assets	22,090	25,611
Trade and other receivables | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	22,090	25,611
Cash and cash equivalents (excluding restricted cash)
Financial risk management and financial instruments
Contractual cash flows, financial assets	32,932	13,397
Cash and cash equivalents (excluding restricted cash) | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	32,932	13,397
Investments through other comprehensive income
Financial risk management and financial instruments
Contractual cash flows, financial assets	511	1,223
Investments through other comprehensive income | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	511	680
Investments through other comprehensive income | One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets		543
Other long-term investments
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,415	25
Other long-term investments | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,415
Other long-term investments | One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets		25
Foreign exchange contracts
Financial risk management and financial instruments
Contractual cash flows, financial assets	9,185	2,161
Foreign exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	9,185	2,161
Crude oil put options
Financial risk management and financial instruments
Contractual cash flows, financial assets	113
Crude oil put options | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	113
Interest rate swap
Financial risk management and financial instruments
Contractual cash flows, financial assets		15
Interest rate swap | One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets		8
Interest rate swap | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets		7
Foreign exchange zero cost collars
Financial risk management and financial instruments
Contractual cash flows, financial assets		582
Foreign exchange zero cost collars | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		582
Ethane swap options
Financial risk management and financial instruments
Contractual cash flows, financial assets	104	2
Ethane swap options | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	104	2
Other commodity derivatives
Financial risk management and financial instruments
Contractual cash flows, financial assets	11	31
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	R 11	R 31